Tema ETF Trust
Tema Cardiovascular and Metabolic ETF
Schedule of Investments
November 30, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 98.1%
Biotechnology - 49.1%
Akero Therapeutics, Inc.*	6,204	$103,855
Alnylam Pharmaceuticals, Inc.*	2,303	387,480
Amgen, Inc.	2,162	582,962
Arcturus Therapeutics Holdings, Inc.*	6,675	159,800
Arrowhead Pharmaceuticals, Inc.*	9,024	191,309
Ascendis Pharma A/S - ADR*^	2,914	292,653
Bridgebio Pharma, Inc.*	14,101	404,840
Crinetics Pharmaceuticals, Inc.*	10,387	330,203
Cytokinetics, Inc.*	5,499	184,107
Intellia Therapeutics, Inc.*	12,832	380,212
Ionis Pharmaceuticals, Inc.*	6,862	339,463
Madrigal Pharmaceuticals, Inc.*	1,458	296,411
Mereo Biopharma Group plc - ADR*^	122,952	256,970
Mineralys Therapeutics, Inc.*	18,471	123,017
Mirum Pharmaceuticals, Inc.*	5,734	183,889
Rocket Pharmaceuticals, Inc.*	15,040	350,883
Tenaya Therapeutics, Inc.*	47,893	90,039
Ultragenyx Pharmaceutical, Inc.*	8,319	323,193
Vertex Pharmaceuticals, Inc.*	1,739	617,015
Verve Therapeutics, Inc.*	10,623	119,827
Viking Therapeutics, Inc.*	15,652	191,267
Zealand Pharma A/S*^	5,076	249,032
		6,158,427
Health Care Equipment & Supplies - 22.8%
Boston Scientific Corp.*	5,452	304,712
Dexcom, Inc.*	4,372	505,053
Edwards Lifesciences Corp.*	4,982	337,331
Inari Medical, Inc.*	4,700	280,543
Insulet Corp.*	1,928	364,566
Masimo Corp.*	2,303	215,929
Medtronic plc - ADR ^	5,264	417,277
Omnicell, Inc.*	6,674	222,645
Shockwave Medical, Inc.*	1,222	213,300
		2,861,356
Insurance - 1.2%
Oscar Health, Inc., Class A *	17,249	146,617
Life Sciences Tools & Services - 2.1%
West Pharmaceutical Services, Inc.	753	264,122
Pharmaceuticals - 22.9%
Bayer AG^	6,956	237,444
Bristol-Myers Squibb Co.	5,828	287,787
Chugai Pharmaceutical Co., Ltd.^	12,267	431,736
Cymabay Therapeutics, Inc.*	11,703	223,878
Eli Lilly & Co.	1,034	611,135
Novartis AG^	3,713	360,912
Novo Nordisk A/S, Class B^	6,157	625,261
Structure Therapeutics, Inc. - ADR*^	1,598	88,993
		2,867,146
TOTAL COMMON STOCKS (Cost $12,262,446)		12,297,668

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds
First American Treausry Obligations Fund - Class X, 5.277% (a)	49,876	49,876
TOTAL MONEY MARKET FUNDS (Cost $49,876)		49,876

TOTAL INVESTMENTS (Cost $12,312,322) - 98.5%		12,347,544
OTHER ASSETS LESS LIABILITIES - 1.5%		187,497
NET ASSETS - 100.0%		$12,535,041

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
ADR - American Depositary Receipt
plc - Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema Cardiovascular and Metabolic ETF
November 30, 2023 (Unaudited)
ALLOCATION BY SECTOR

Sector	Percentage of Total Net Assets
Health Care	96.9%
Financials	1.2%
Money Market Fund and Other Assets and Liabilities	1.9%
Total	100.0%

ALLOCATION BY COUNTRY

Country	Percentage of Total Net Assets
United States	74.9%
Denmark	9.3%
Japan	3.4%
Ireland	3.3%
Switzerland	2.9%
United Kingdom	2.1%
Germany	1.9%
Cayman Islands	0.7%
Other(1)	1.5%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema Cardiovascular and Metabolic ETF
Notes to Quarterly Schedule of Investments
November 30, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Tema Cardiovascular and Metabolic ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$12,297,668	$-	$-	$12,297,668
Money Market Fund	49,876	-	-	49,876
Total Investments	$12,347,544	$-	$-	$12,347,544

* See Schedule of Investments for segregation by industry.